Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 02, 2012
Allianz RCM All Alpha Fund (First Prospectus Summary) | Allianz RCM All Alpha Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz RCM All Alpha Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return while minimizing the effect of market volatility.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over"
its portfolio). The Fund's portfolio turnover rate from its inception on March 31, 2011 through the end of its fiscal year on November 30, 2011 was 881%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account.
These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	881.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted
class of shares for the time periods indicated, your investment has a 5% return each year, and the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the
Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other
		periods, on Total Annual Fund Operating Expenses.
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to maximize "alpha" (i.e., total return resulting from security selection regardless of general market movements) by taking long and short positions in an effort to minimize the effect of market volatility on the Fund's performance. The Fund employs a
"multi-strategy" approach, by which the portfolio managers invest in a portfolio reflecting multiple investment strategies pursued by other portfolio manager teams at the Fund's Sub-Adviser or its affiliates (each a "Strategy"). Each Strategy generally targets a specific geographic area, industry sector or other more limited universe. The Fund's portfolio managers select a combination of
Strategies they consider desirable and invest directly in a
portfolio of securities and other instruments reflecting the aggregate holdings of the selected Strategies. The portfolio managers use quantitative tools in integrating the individual
Strategies into a combined portfolio, in an attempt to achieve the desired volatility/return characteristics. The composition of the portfolio is also subject to the portfolio managers' investment discretion and other considerations. The Fund also uses foreign currency exchange contracts in executing a currency overlay
strategy for seeking enhanced returns or for hedging purposes. The
Fund may have a high annual portfolio turnover rate, which may be
600% or more.

The Fund invests (either on a long or a short basis) primarily in equity securities and equity-related instruments. The Fund may invest without limit in securities of U.S. and non-U.S. issuers
(including emerging markets issuers), in issuers of any
capitalization, and may invest in securities issued in initial public offerings (IPOs). The Fund will generally seek to balance its long and short positions in an effort to minimize the effects of general stock market movements on Fund performance, and may obtain the desired short exposure through short sales and/or futures, in the portfolio managers' discretion.

The Fund may invest in warrants and convertible securities, and may also utilize options, stock index futures contracts and other derivative instruments. The Fund will incur certain expenses related to its short exposure to securities, including short sale fees and substitute dividend expense, which will vary based on, among other factors, the extent of short positions, the dividends paid on securities sold short and the timing of short sale
transactions. Short sale fees are amounts paid to borrow securities from the lender's inventory. Substitute dividend expense on
securities sold short refers to paying the value of dividends to the securities' lenders. Estimates of these expenses are reflected in "Other Expenses" in the Fund's Annual Fund Operating Expenses
		table above under "Fees and Expenses of the Fund."
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by:
the allocation determinations, investment decisions and techniques of the Fund's management; factors, risks and performance specific to the securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within  them (Management Risk, Allocation Risk, Underlying Strategy
Risk, Issuer Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities
Risk, Smaller Company Risk). Short selling enhances leveraging risk, involves counterparty risk, exposes the Fund to liquidity risk with respect to the security it must repurchase and may potentially involve the risk of unlimited loss (Short Selling
Risk). The Fund's investment strategy may result in exposure to fluctuations in currency exchange rates, which are unpredictable
(Currency Risk). The Fund's buying and selling of portfolio
securities increases transaction costs and taxes, and may lower investment performance (Turnover Risk). Other principal risks include: Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Non-U.S. Investment Risk, Emerging Markets Risk,
(non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less
oversight, particularly in emerging markets; Focused Investment
Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk
(securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility);
Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); and
Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value).
Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An
investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation
		or any other government agency.
Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.
Allianz RCM All Alpha Fund (First Prospectus Summary) | Allianz RCM All Alpha Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.36%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(3.97%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.39%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	242
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,530
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,075
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,504
Allianz RCM All Alpha Fund (First Prospectus Summary) | Allianz RCM All Alpha Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	7.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.76%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(6.27%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.49%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	252
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,981
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,136
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,628
Allianz RCM All Alpha Fund (First Prospectus Summary) | Allianz RCM All Alpha Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.10%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(4.36%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.74%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	277
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,699
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,174
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,681

[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2013 to the extent that Total Annual Fund Operating Expenses, including payment of organizational and offering expenses but excluding interest, tax, extraordinary expenses, certain credits and other expenses, and short sale fees and substitute dividend expense on securities sold short, exceed 1.40% for Institutional Class shares, 1.50% for Class P shares and 1.75% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.